Related party transactions and balances (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Due from related party	$ 361,986	$ 183,929
Desfran Consulting DMCC [Member]
Related Party Transaction [Line Items]
Due from related party	525,967	$ 29,733
Amounts of transaction	325,000
Desmond Foo [Member]
Related Party Transaction [Line Items]
Due from related party	23,915
Amounts of transaction	$ 8,172